UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle November 12,2010

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: 590234

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108    14967 643728.0000 SH    Sole                        643728.0000
ALLEGIANT TRAVEL CO            COM              01748X102     8499 200830.0000 SH    Sole                        200830.0000
AMEDISYS INC                   COM              023436108    18255 767030.0000 SH    Sole                        767030.0000
ASBURY AUTOMOTIVE GP COM       COM              043436104     1056 75080.0000 SH     Sole                        75080.0000
AT&T INC COM                   COM              00206R102    27509 961860.0000 SH    Sole                        961860.0000
Abbott Labs                    COM              002824100    23379 447525.0000 SH    Sole                        447525.0000
Bank of America Corp           COM              060505104    21064 1607714.0000 SH   Sole                        1607714.0000
Berkshire Hathaway CL B        COM              084670702    24672 298405.0000 SH    Sole                        298405.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    15662 691470.0000 SH    Sole                        691470.0000
Cisco Systems Inc              COM              17275R102    22315 1018965.0000 SH   Sole                        1018965.0000
Corning Inc.                   COM              219350105    16752 916419.0000 SH    Sole                        916419.0000
DRAGONWAVE INC COM             COM              26144M103     2514 355025.0000 SH    Sole                        355025.0000
FUEL SYS SOLUTIONS INC COM     COM              35952W103    12523 320205.0000 SH    Sole                        320205.0000
Ford Motor Company             COM              345370860    27621 2256625.0000 SH   Sole                        2256625.0000
GILEAD SCIENCES INC COM        COM              375558103    14526 407915.0000 SH    Sole                        407915.0000
GROUP 1 AUTOMOTIVE INC         COM              398905109     4945 165500.0000 SH    Sole                        165500.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     7496 672885.0000 SH    Sole                        672885.0000
HEWLETT-PACKARD CO             COM              428236103    18743 445525.0000 SH    Sole                        445525.0000
Hospira, Inc.                  COM              441060100    15786 276905.0000 SH    Sole                        276905.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2670 545985.0000 SH    Sole                        545985.0000
Intel Corp                     COM              458140100     8318 433250.0000 SH    Sole                        433250.0000
International Business Machine COM              459200101     1435 10698.0000 SH     Sole                        10698.0000
LABORATORY CORP OF AMERICA     COM              50540R409    25338 323065.0000 SH    Sole                        323065.0000
Lockheed Martin                COM              539830109    21458 301045.0000 SH    Sole                        301045.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     2700 226500.0000 SH    Sole                        226500.0000
MIPS TECHNOLOGIES INC.         COM              604567107     3580 367525.0000 SH    Sole                        367525.0000
NOBLE CORP                     COM              H5833N103    10733 317640.0000 SH    Sole                        317640.0000
Novogen LTD                    COM              67010F103      146 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    30014 1117830.0000 SH   Sole                        1117830.0000
PHILIP MORRIS INTL. INC.       COM              718172109    27887 497812.3650 SH    Sole                        497812.3650
Pfizer Inc                     COM              717081103    28682 1670450.0000 SH   Sole                        1670450.0000
Rush Enterprises CLA           COM              781846209     4601 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      478 34752.0000 SH     Sole                        34752.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102    17593 1789770.0000 SH   Sole                        1789770.0000
Stanley Furniture Inc New      COM              854305208     1624 471990.0000 SH    Sole                        471990.0000
Symantec Corp                  COM              871503108     3026 200000.0000 SH    Sole                        200000.0000
Telefonica SA-SPON ADR         COM              879382208    21141 285115.0000 SH    Sole                        285115.0000
Transocean LTD                 COM              H8817H100    21814 339305.0000 SH    Sole                        339305.0000
UnitedHealth Group Inc.        COM              91324P102    37131 1057554.0000 SH   Sole                        1057554.0000
WESCO INTERNATIONAL INC        COM              95082P105    16419 417880.0000 SH    Sole                        417880.0000
WESTPORT INNOVATIONS COM NEW   COM              960908309     4934 280330.0000 SH    Sole                        280330.0000
Muhlenkamp Fund                                 962096103      227 4545.7620 SH      Sole                         4545.7620